Earnings per Share (Detail Textuals) - Repurchase Program - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Aug. 08, 2017	Aug. 06, 2015
Class of Stock [Line Items]
Value of shares repurchased through open market transactions		$ 1.5	$ 2.0
Total number of common stock repurchased	87,041
Average price per share of total common stock repurchased	$ 17.63
Number of common stock repurchased	43,148
Average price per share of common stock repurchased	$ 20.36
Value remained available for the purchase of shares under the plan	$ 1.9